Eaton Vance
China Equity Fund
November 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 95.4%
Security	Shares	Value
China — 95.4%
Automobile Components — 1.2%
Fuyao Glass Industry Group Co. Ltd., Class H(1)	56,800	$ 491,816
		$ 491,816
Automobiles — 2.0%
BYD Co. Ltd., Class H	49,600	$ 623,353
Geely Automobile Holdings Ltd.	95,000	207,644
		$ 830,997
Banks — 11.5%
Bank of Jiangsu Co. Ltd., Class A	146,200	$ 221,392
Bank of Ningbo Co. Ltd., Class A	57,200	229,358
China Construction Bank Corp., Class H	2,774,000	2,922,361
China Merchants Bank Co. Ltd., Class H(2)	43,500	293,302
Industrial & Commercial Bank of China Ltd., Class H	1,289,000	1,068,586
Postal Savings Bank of China Co. Ltd., Class H(1)(2)	198,000	140,077
		$ 4,875,076
Beverages — 1.0%
Nongfu Spring Co. Ltd., Class H(1)	38,600	$ 242,996
Tsingtao Brewery Co. Ltd., Class H	26,000	175,872
		$ 418,868
Broadline Retail — 16.1%
Alibaba Group Holding Ltd.	279,900	$ 5,506,868
PDD Holdings, Inc. ADR(3)	11,303	1,312,052
		$ 6,818,920
Capital Markets — 1.8%
China International Capital Corp. Ltd., Class H(1)	109,200	$ 268,304
Huatai Securities Co. Ltd., Class H(1)(2)	218,000	514,020
		$ 782,324
Communications Equipment — 0.5%
BYD Electronic International Co. Ltd.(2)	15,500	$ 66,378
Zhongji Innolight Co. Ltd., Class A	2,200	161,074
		$ 227,452
Construction Materials — 0.5%
Anhui Conch Cement Co. Ltd., Class H(2)	66,500	$ 200,469
		$ 200,469
Security	Shares	Value
Electrical Equipment — 1.7%
Contemporary Amperex Technology Co. Ltd., Class A	13,800	$ 731,413
		$ 731,413
Electronic Equipment, Instruments & Components — 0.9%
Luxshare Precision Industry Co. Ltd., Class A	15,600	$ 128,497
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	11,615	217,982
Victory Giant Technology Huizhou Co. Ltd., Class A	1,000	38,533
		$ 385,012
Entertainment — 1.7%
NetEase, Inc.	26,700	$ 738,587
		$ 738,587
Food Products — 1.0%
Foshan Haitian Flavouring & Food Co. Ltd., Class H	105,100	$ 435,435
		$ 435,435
Gas Utilities — 0.4%
Kunlun Energy Co. Ltd.	174,000	$ 166,192
		$ 166,192
Health Care Equipment & Supplies — 0.4%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	6,500	$ 187,969
		$ 187,969
Hotels, Restaurants & Leisure — 4.7%
H World Group Ltd.	85,000	$ 394,666
Mixue Group, Class H(3)	300	16,398
Trip.com Group Ltd.	22,700	1,581,966
		$ 1,993,030
Household Durables — 0.6%
Midea Group Co. Ltd., Class H	20,700	$ 236,075
		$ 236,075
Independent Power and Renewable Electricity Producers — 0.5%
China Yangtze Power Co. Ltd., Class A	49,000	$ 193,745
		$ 193,745
Insurance — 3.9%
PICC Property & Casualty Co. Ltd., Class H	394,000	$ 896,127
Ping An Insurance Group Co. of China Ltd., Class H(2)	101,000	739,146
		$ 1,635,273

Eaton Vance
China Equity Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services — 24.6%
Kuaishou Technology(1)	20,700	$ 181,710
Tencent Holdings Ltd.	129,700	10,247,599
		$10,429,309
Life Sciences Tools & Services — 1.7%
WuXi Biologics Cayman, Inc.(1)(3)	177,500	$ 714,816
		$ 714,816
Machinery — 2.4%
CRRC Corp. Ltd., Class H	545,000	$ 433,212
Huaming Power Equipment Co. Ltd., Class A	65,500	228,999
Sany Heavy Industry Co. Ltd., Class H(3)	136,200	370,160
		$ 1,032,371
Media — 0.5%
Focus Media Information Technology Co. Ltd., Class A	193,200	$ 200,945
		$ 200,945
Metals & Mining — 2.1%
Zijin Mining Group Co. Ltd., Class H(2)	220,000	$ 874,829
		$ 874,829
Oil, Gas & Consumable Fuels — 3.3%
China Shenhua Energy Co. Ltd., Class H(2)	137,500	$ 704,669
PetroChina Co. Ltd., Class H	612,000	683,966
		$ 1,388,635
Real Estate Management & Development — 1.8%
China Resources Mixc Lifestyle Services Ltd.(1)	86,800	$ 495,975
KE Holdings, Inc. ADR(2)	16,573	285,553
		$ 781,528
Semiconductors & Semiconductor Equipment — 2.9%
Advanced Micro-Fabrication Equipment, Inc. China, Class A	2,678	$ 102,175
Hygon Information Technology Co. Ltd., Class A	2,632	81,570
Montage Technology Co. Ltd., Class A	4,488	75,671
NAURA Technology Group Co. Ltd., Class A	13,500	820,236
Piotech, Inc., Class A	3,212	138,543
		$ 1,218,195
Specialty Retail — 0.7%
Pop Mart International Group Ltd.(1)(2)	10,600	$ 307,611
		$ 307,611
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 3.1%
Xiaomi Corp., Class B(1)(3)	248,800	$ 1,322,527
		$ 1,322,527
Textiles, Apparel & Luxury Goods — 0.8%
ANTA Sports Products Ltd.	29,800	$ 326,436
		$ 326,436
Transportation Infrastructure — 1.1%
China Merchants Port Holdings Co. Ltd.	222,000	$ 447,380
		$ 447,380
Total China (identified cost $22,672,395)		$40,393,235
Hong Kong — 0.0%†
Metals & Mining — 0.0%†
Zijin Gold International Co. Ltd.(3)	638	$ 11,407
Total Hong Kong (identified cost $5,938)		$ 11,407
Total Common Stocks (identified cost $22,678,333)		$40,404,642

Short-Term Investments — 4.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.90%(4)	1,894,621	$ 1,894,621
Total Short-Term Investments (identified cost $1,894,621)		$ 1,894,621
Total Investments — 99.9% (identified cost $24,572,954)		$42,299,263
Other Assets, Less Liabilities — 0.1%		$ 62,573
Net Assets — 100.0%		$42,361,836
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2025, the aggregate value of these securities is $4,679,852 or 11.0% of the Fund's net assets.

Eaton Vance
China Equity Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

(2)	All or a portion of this security was on loan at November 30, 2025. The aggregate market value of securities on loan at November 30, 2025 was $3,657,591 and the total market value of the collateral received by the Fund was $3,857,087, comprised of U.S. government and/or agencies securities.
(3)	Non-income producing security.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of November 30, 2025.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
MSCI China Index	29	Long	12/19/25	$988,586	$(34,883)
					$(34,883)
Abbreviations:
ADR	– American Depositary Receipt
At November 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity index futures contracts to manage cash flows.
Affiliated Investments
At November 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,894,621, which represents 4.5% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended November 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,813,577	$2,487,382	$(2,406,338)	$ —	$ —	$1,894,621	$20,749	1,894,621
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
China Equity Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

At November 30, 2025, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ —	$11,368,841	$ —	$11,368,841
Consumer Discretionary	1,312,052	9,692,833	—	11,004,885
Consumer Staples	—	854,303	—	854,303
Energy	—	1,388,635	—	1,388,635
Financials	—	7,292,673	—	7,292,673
Health Care	—	902,785	—	902,785
Industrials	370,160	1,841,004	—	2,211,164
Information Technology	—	3,153,186	—	3,153,186
Materials	11,407	1,075,298	—	1,086,705
Real Estate	285,553	495,975	—	781,528
Utilities	—	359,937	—	359,937
Total Common Stocks	$1,979,172	$38,425,470*	$ —	$40,404,642
Short-Term Investments	$1,894,621	$ —	$ —	$ 1,894,621
Total Investments	$3,873,793	$38,425,470	$ —	$42,299,263
Liability Description
Futures Contracts	$ —	$ (34,883)	$ —	$ (34,883)
Total	$ —	$ (34,883)	$ —	$ (34,883)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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